SCHEDULE OF WARRANTS ISSUED, EXERCISED AND EXPIRED (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023
Equity [Abstract]
Warrants Shares, Beginning Balance	4,871,223			89,615	89,615	4,853
Weighted Avg. Exercise Price Warrant, Beginning Balance	$ 1.44			$ 684.20	$ 684.20	$ 8,890.00
Warrants Shares, Granted					5,254,438	85,706
Weighted Avg. Exercise Price Warrant, Granted					$ 0.59	$ 234.00
Warrants Shares, Exercised	(505,680)	(71)	(185,408)	(1,350)	(472,651)
Weighted Avg. Exercise Price Warrant, Exercised
Warrants Shares, Forfeited
Weighted Avg. Exercise Price Warrant, Forfeited
Warrants Shares, Expired					(179)	(944)
Weighted Avg. Exercise Price Warrant, Expired
Warrants Shares, Ending Balance		4,871,223			4,871,223	89,615
Weighted Avg. Exercise Price Warrant, Ending Balance		$ 1.44			$ 1.44	$ 684.20
Intrinsic value of warrants		$ 3,712,223			$ 3,712,223	$ 2,344,529
Weighted Average Remaining Contractual Life (Years)					9 years 3 months	6 years 5 months 12 days